PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Original cost	$ 12,105	$ 11,907	$ 11,673
Net carrying value		5,228	5,105
Less: Accumulated depreciation and amortization	(7,552)	(7,347)
Right-of-use operating lease assets	$ 672	$ 668
Operating Lease, Right-of-Use Asset, Statement of Financial Position	Property, plant, and equipment – net	Property, plant, and equipment – net
Property, plant, and equipment – net	$ 5,224	$ 5,228	5,105
Land and Building
Property, Plant and Equipment [Line Items]
Original cost		$ 352	344
Depreciable lives		8 years
Net carrying value		$ 341	334
Buildings Structures and Related Equipment
Property, Plant and Equipment [Line Items]
Original cost		3,278	3,130
Net carrying value		$ 1,494	1,475
Buildings Structures and Related Equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives		8 years
Buildings Structures and Related Equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives		40 years
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Original cost		$ 7,763	7,586
Net carrying value		$ 2,399	2,303
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives		4 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives		20 years
Asset under Construction
Property, Plant and Equipment [Line Items]
Original cost		$ 514	613
Net carrying value		$ 326	388
Asset under Construction | Minimum
Property, Plant and Equipment [Line Items]
Depreciable lives		1 year
Asset under Construction | Maximum
Property, Plant and Equipment [Line Items]
Depreciable lives		10 years
ROU operating lease assets
Property, Plant and Equipment [Line Items]
Net carrying value		$ 668	$ 605